8. ACCUMULATED OTHER COMPREHENSIVE INCOME (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other comprehensive loss	$ (326)